Income Taxes - Significant components of company's deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets, net:
Net operating loss carryforwards and tax credits	$ 5,255,000	$ 3,650,000
Stock-based compensation	199,000
Valuation allowance	$ (5,454,000)	$ (3,650,000)